RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - Dillard's, Inc. Investment & Employee Stock Ownership Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Employer stock as a percentage of Net assets	73.10%	69.70%
Dividends	$ 161,198,245
Company
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Dividends	142,304,423
Officer or employee
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Compensation received	$ 0
Dillard's, Inc. common stock
RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Number of shares held	4,523,121	4,848,550